SEGMENT INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment			4
Total revenue	$ 1,743	$ 1,660	$ 3,797	$ 3,110
FFO	206	144	404	231
Share of net earnings from equity accounted investments	419	253	799	459	$ 1,020
Interest expense	(623)	(710)	(1,223)	(1,322)
Total assets	105,543		105,543		112,004
Total liabilities	62,034		62,034		66,999
Equity accounted investments	20,233		20,233		20,807	$ 19,719
Core Office
Disclosure of operating segments [line items]
Total revenue	540	539	1,108	1,069
FFO	95	131	234	254
Share of net earnings from equity accounted investments	253	146	470	377
Interest expense	(171)	(139)	(318)	(282)
Total assets	36,864		36,864		37,661
Total liabilities	18,331		18,331		18,172
Equity accounted investments	9,555		9,555		9,819
Core Retail
Disclosure of operating segments [line items]
Total revenue	365	372	759	736
FFO	188	103	356	198
Share of net earnings from equity accounted investments	151	148	315	167
Interest expense	(151)	(165)	(295)	(328)
Total assets	30,831		30,831		30,585
Total liabilities	14,012		14,012		14,316
Equity accounted investments	9,656		9,656		9,945
LP Investments
Disclosure of operating segments [line items]
Total revenue	836	747	1,928	1,302
FFO	80	40	145	34
Share of net earnings from equity accounted investments	15	(41)	14	(85)
Interest expense	(233)	(334)	(471)	(570)
Total assets	37,478		37,478		43,403
Total liabilities	23,021		23,021		27,516
Equity accounted investments	1,022		1,022		1,043
Corporate
Disclosure of operating segments [line items]
Total revenue	2	2	2	3
FFO	(157)	(130)	(331)	(255)
Share of net earnings from equity accounted investments	0	0	0	0
Interest expense	(68)	$ (72)	(139)	$ (142)
Total assets	370		370		355
Total liabilities	6,670		6,670		6,995
Equity accounted investments	$ 0		$ 0		$ 0